6. Accounts Receivable, net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable, net

6.	Accounts Receivable, Net

The accounts receivable as of December 3, 2020 and 2019 consisted of the following:

	December 31,	December 31,
	2020	2019
Accounts receivable	$17,306	$17,001
Less: Allowance for doubtful accounts	(245)	(462)
Accounts receivable, net	$17,061	$16,539

The movements of allowance for doubtful accounts are as follows:

	2020	2019	2018
Balance as of January 1	$462	$633	$1,520
Addition	187	101	202
Written off	(396)	(45)	–
Reversal	(12)	(225)	(1,002)
Foreign currency translation difference	4	(2)	(87)
Balance as of December 31	$245	$462	$633

On March 18, 2019, Solar Juice, entered into debtor finance agreements with Scottish Pacific (BFS) Pty Ltd. (“Scottish Pacific”), whereby Scottish Pacific provided Solar Juice invoice discounting facility (see Note 14). As of December 31, 2020 and 2019, all the outstanding accounts receivable of Solar Juice was pledged to Scottish Pacific for a total gross amount of $9,683 and $9,761, respectively.